Note Receivable (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Note Receivable [Abstract]
Note receivable, interest rate	3.25%		3.25%
Notes receivable	$ 226,828		$ 226,828
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	6,218		2,784
Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 1,843		$ 2,772